John Hancock Variable Insurance Trust

Supplement dated August 13, 2015

to the Statement of Information (the “SAI”) dated April 27, 2015

The section under, “Appendix III – Portfolio Manager Information - GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO") is amended as follows:

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO")

International Core Trust
U.S. Equity Trust (the “Funds”)

Effective September 1, 2015, Dr. Thomas Hancock will no longer serve as a portfolio manager to the funds. Accordingly, all references to Dr. Thomas Hancock as a portfolio manager to the funds are removed from the SAI. Dr. Neil Constable and Mr. Chris Fortson will be added as portfolio managers to the funds. Dr. David Cowan, Mr. Ben Inker, and Mr. Sam Wilderman will also continue to manage the funds.

Also effective September 1, 2015, Dr. Neil Constable and Mr. Chris Fortson are joining the investment management team as the funds’ portfolio managers and, along with Messrs. Cowan, Inker, and Wilderman, will be jointly and primarily responsible for the day-to-day management of each fund’s portfolio.

The following table reflects information as of June 30, 2015:

Portfolio Manager	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Dr. Neil Constable	0	$0	0	$0	0	$0
Mr. Chris Fortson	0	$0	0	$0	0	$0

Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance:

Portfolio Manager	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Dr. Neil Constable	0	$0	0	$0	0	$0
Mr. Chris Fortson	0	$0	0	$0	0	$0

Ownership of fund shares. The following table sets forth the dollar range of each portfolio manager’s direct beneficial share ownership of the Funds as of June 30, 2015:

Name of Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Dr. Neil Constable	International Core Trust	None
	U.S Equity Trust	None
Mr. Chris Fortson	International Core Trust	None
	U.S Equity Trust	None

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.